Employee Benefits (Summary of Remeasurement of Defined Benefit Plans) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	$ 297	$ 439	$ 158	$ (685)
Remeasurement gain/(loss) - return on plan assets less interest income	(366)	(524)	(184)	276
Changes in asset limitation and minimum funding requirement	3	24	0	200
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	(66)	(61)	(26)	(209)
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	12	13	5	(23)
Remeasurement gain/(loss) - return on plan assets less interest income	0	0	0	0
Changes in asset limitation and minimum funding requirement	0	0	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	12	13	5	(23)
Other pension plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	14	18	4	(25)
Remeasurement gain/(loss) - return on plan assets less interest income	0	0	0	0
Changes in asset limitation and minimum funding requirement	0	0	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	$ 14	$ 18	$ 4	$ (25)